Offerings	Oct. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 116,621,440.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,105.42
Offering Note	(1) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, $283,378,560.00 of unsold securities (the "Unsold Securities") were carried forward pursuant to the registrant's registration statement on Form S-3 (No. 333-268091), which was declared effective on November 1, 2022 (the "Prior Registration Statement"). In connection with the registration of the Unsold Securities, a registration fee of $31,228.32 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) was previously paid. Pursuant to Rule 415(a)(6), the filing fee of $31,228.32 associated with the offering of the Unsold Securities will continue to be applied to the Unsold Securities registered hereunder.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268091
Carry Forward Initial Effective Date	Nov. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 31,228.32
Offering Note	See Note 1